Related Party Transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
KSix, LLC and Affiliate [Member]
Due from affiliate	$ 0	$ 540,500
KSix Media, Inc. and Subsidiaries [Member]
Advance from related party	$ 80,325
Affiliate [Member] | KSix, LLC and Affiliate [Member]
Debt bearing interest per annum	5.00%
Debt instrument matures date	Dec. 15, 2015